Fund Summary
Investment Objective
Morgan Stanley Mid Cap Growth Fund seeks long-term capital growth.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share
Class Arrangements" section beginning on page 25 of this Prospectus and in the
"Purchase, Redemption and Pricing of Shares" section beginning on page 49 of the
Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Mid Cap Growth Fund - A		Morgan Stanley Mid Cap Growth Fund - B		Morgan Stanley Mid Cap Growth Fund - C		Morgan Stanley Mid Cap Growth Fund - I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	[1]	none		none		none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	1.00%	[3]	none
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley Mid Cap Growth Fund	Morgan Stanley Mid Cap Growth Fund - A	Morgan Stanley Mid Cap Growth Fund - B	Morgan Stanley Mid Cap Growth Fund - C	Morgan Stanley Mid Cap Growth Fund - I
Advisory fee	0.42%	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other expenses	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses	1.04%	1.79%	1.79%	0.79%

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased).

Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions, depending upon whether or not you sell your shares at the end of each period. If You SOLD Your Shares:
Expense Example Morgan Stanley Mid Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Morgan Stanley Mid Cap Growth Fund - A	625	839	1,069	1,729
Morgan Stanley Mid Cap Growth Fund - B	682	863	1,170	1,908
Morgan Stanley Mid Cap Growth Fund - C	282	563	970	2,105
Morgan Stanley Mid Cap Growth Fund - I	81	252	439	978

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley Mid Cap Growth Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Morgan Stanley Mid Cap Growth Fund - A	625	839	1,069	1,729
Morgan Stanley Mid Cap Growth Fund - B	182	563	970	1,908
Morgan Stanley Mid Cap Growth Fund - C	182	563	970	2,105
Morgan Stanley Mid Cap Growth Fund - I	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies
The Fund will normally invest at least 80% of its assets in common stocks
(including depositary receipts) and other equity securities of medium capitalization companies. The Fund's other equity securities may include convertible securities and preferred stocks. The Fund's "Investment Adviser,"
Morgan Stanley Investment Advisers Inc, seeks to invest primarily in high quality, established and emerging companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

In accordance with the Fund's investment strategy of investing in medium capitalization companies, the capitalization range of securities in which the
Fund may invest is consistent with the capitalization range of the Russell
MidCap® Growth Index, which as of December 31, 2010 was between  $752 million and
 $22.1 billion. The Investment Adviser focuses its securities selection upon a diversified group of emerging growth companies that it believes have prospects of achieving significant profit gains. The Fund may also invest in initial public offerings ("IPOs") and privately placed and restricted securities.

The Fund may invest up to 25% of its net assets in foreign securities, including emerging market securities, and securities classified as American Depositary
Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary
Shares ("ADSs"), Global Depositary Shares ("GDSs") or local shares of non-U.S.
issuers. The Fund may also invest in foreign U.S. dollar-denominated securities that are traded on a U.S. national securities exchange. The 25% limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•  Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies.
   These stocks may have returns that vary, sometimes significantly, from the overall stock market.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the
   Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

•  Shares of IPOs. Fund purchases of shares issued in IPOs expose the Fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

•  Privately Placed Securities. The Fund's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

  •  Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free
(800) 869-NEWS.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.

Annual Total Returns - Calendar Years

Best Quarter (ended June 30, 2009): 26.22%
Worst Quarter (ended December 31, 2008): -27.19%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Morgan Stanley Mid Cap Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Russell Midcap Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Lipper Mid-Cap Growth Funds Index	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	[2]	25.66%	6.22%	2.59%
Morgan Stanley Mid Cap Growth Fund - A	Class A- Return Before Taxes		25.45%	7.06%	4.22%
Morgan Stanley Mid Cap Growth Fund - B	Class B- Return Before Taxes		26.34%	7.10%	4.13%	[3]
Morgan Stanley Mid Cap Growth Fund - B After Taxes on Distributions	Class B- Return After Taxes on Distributions	[4]	26.34%	6.54%	3.86%	[3]
Morgan Stanley Mid Cap Growth Fund - B After Taxes on Distributions and Sales	Class B- Returns After Taxes on Distributions and Sale of Fund Shares		17.12%	5.99%	3.52%	[3]
Morgan Stanley Mid Cap Growth Fund - C	Class C- Return Before Taxes		30.40%	7.42%	3.99%
Morgan Stanley Mid Cap Growth Fund - I	Class I- Return Before Taxes		32.65%	8.48%	5.01%
[1]	The Russell Midcap? Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap? Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap? Index is a subset of the Russell 1000? Index and includes approximately 800 of the smallest securities in the Russell 1000? Index, which in turn consists of approximately 1,000 the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[3]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[4]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY MID CAP GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000711674
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Morgan Stanley Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Morgan Stanley Mid Cap Growth Fund seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $25,000 in the Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share
Class Arrangements" section beginning on page 25 of this Prospectus and in the
"Purchase, Redemption and Pricing of Shares" section beginning on page 49 of the
Fund's Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Morgan Stanley Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to
Class A shares eight years after the end of the calendar month in which shares were purchased).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions, depending upon whether or not you sell your shares at the end of each period. If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will normally invest at least 80% of its assets in common stocks
(including depositary receipts) and other equity securities of medium capitalization companies. The Fund's other equity securities may include convertible securities and preferred stocks. The Fund's "Investment Adviser,"
Morgan Stanley Investment Advisers Inc, seeks to invest primarily in high quality, established and emerging companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Investment Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

In accordance with the Fund's investment strategy of investing in medium capitalization companies, the capitalization range of securities in which the
Fund may invest is consistent with the capitalization range of the Russell
MidCap® Growth Index, which as of December 31, 2010 was between  $752 million and
 $22.1 billion. The Investment Adviser focuses its securities selection upon a diversified group of emerging growth companies that it believes have prospects of achieving significant profit gains. The Fund may also invest in initial public offerings ("IPOs") and privately placed and restricted securities.

The Fund may invest up to 25% of its net assets in foreign securities, including emerging market securities, and securities classified as American Depositary
Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), American Depositary
Shares ("ADSs"), Global Depositary Shares ("GDSs") or local shares of non-U.S.
issuers. The Fund may also invest in foreign U.S. dollar-denominated securities that are traded on a U.S. national securities exchange. The 25% limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps and structured investments and other related instruments and techniques. The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
•  Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies.
   These stocks may have returns that vary, sometimes significantly, from the overall stock market.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the
   Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

•  Shares of IPOs. Fund purchases of shares issued in IPOs expose the Fund to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

•  Privately Placed Securities. The Fund's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

  •  Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free
(800) 869-NEWS.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 869-NEWS
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares'
performance from year to year and by showing how the Fund's average annual returns for the one, five and 10 year periods compared with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.

Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns - Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (ended June 30, 2009): 26.22%
Worst Quarter (ended December 31, 2008): -27.19%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Morgan Stanley Mid Cap Growth Fund | Morgan Stanley Mid Cap Growth Fund - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%	[1]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	625
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	839
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	625
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	839
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,069
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A- Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
Morgan Stanley Mid Cap Growth Fund | Morgan Stanley Mid Cap Growth Fund - B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	682
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	863
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,908
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,908
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B- Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%	[4]
Morgan Stanley Mid Cap Growth Fund | Morgan Stanley Mid Cap Growth Fund - B | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B- Return After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.86%	[4]
Morgan Stanley Mid Cap Growth Fund | Morgan Stanley Mid Cap Growth Fund - B | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B- Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%	[4]
Morgan Stanley Mid Cap Growth Fund | Morgan Stanley Mid Cap Growth Fund - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	282
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	970
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	182
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C- Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	30.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%
Morgan Stanley Mid Cap Growth Fund | Morgan Stanley Mid Cap Growth Fund - I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGRDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Advisory fee	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.37%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	978
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Annual Return 2001	rr_AnnualReturn2001	(26.81%)
Annual Return 2002	rr_AnnualReturn2002	(28.52%)
Annual Return 2003	rr_AnnualReturn2003	39.50%
Annual Return 2004	rr_AnnualReturn2004	20.70%
Annual Return 2005	rr_AnnualReturn2005	17.25%
Annual Return 2006	rr_AnnualReturn2006	9.29%
Annual Return 2007	rr_AnnualReturn2007	21.30%
Annual Return 2008	rr_AnnualReturn2008	(47.99%)
Annual Return 2009	rr_AnnualReturn2009	57.83%
Annual Return 2010	rr_AnnualReturn2010	31.34%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I- Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Morgan Stanley Mid Cap Growth Fund | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Morgan Stanley Mid Cap Growth Fund | Lipper Mid-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	[7]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%

[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.
[4]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[5]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[6]	The Russell Midcap? Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap? Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap? Index is a subset of the Russell 1000? Index and includes approximately 800 of the smallest securities in the Russell 1000? Index, which in turn consists of approximately 1,000 the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[7]	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.